Schedule of Computation of Basic and Diluted Net Loss per Share (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Net profit (loss)	$ 24,618,000	$ (65,047,000)	$ (172,806,000)	$ (28,975,504)
Weighted average number of shares of common stock outstanding-basic	3,809,524	89,394,753	86,164,488	73,685,031
Weighted average number of shares of common stock outstanding-diluted	28,404,762	89,394,753	86,164,488	73,685,031
Net income per common stock, basic	$ 6.46	$ (0.73)	$ (2.01)	$ (0.39)
Net income per common stock, diluted	$ 0.50	$ (0.73)	$ (2.01)	$ (0.39)
Basic EPS
Weighted average number of shares of common stock outstanding-basic	3,809,524
Diluted EPS
Less: change in fair value of conversion feature	(1033000000.00%)			(40.80%)
Net Income, diluted	$ 14,288,000
Add: Preferred Units	$ 24,595,238